Stock Option Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Stock Option Plan

(13) Stock Option Plan

The Company adopted a stock option plan for its employees and directors (the "Plan"). Fifteen percent of the total amount of shares outstanding, up to 450,000 shares (currently 394,981 shares), have been reserved under the Plan. Stock options are granted at an exercise price equal to or greater than the fair market value of the common stock on the date of grant. Options granted to directors vest immediately and for employees, the options primarily vest over two years starting with the date of grant and ending on the second anniversary thereof. At December 31, 2011, 127,512 options remain available for granting. A summary of stock option transactions under the Plan for the years ended December 31, 2011 and 2010 follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	276,069	$10.13
Options forfeited	(29,866)	10.21

Options outstanding at December 31, 2010	246,203	10.12
Options forfeited	(2,250)	10.17

Options outstanding at December 31, 2011	243,953	$10.12	4.86 years	$—

Options exercisable at December 31, 2011	243,953	$10.12	4.86 years	$—

There were no options exercised during the years ended December 31, 2011 and 2010. At December 31, 2011 there was no unrecognized compensation expense related to the nonvested share-based compensation arrangements granted under the plans. The total fair value of shares vesting and recognized as compensation expense was $1,000 for the year ended December 31, 2011 and $13,000 in 2010. There was no associated income tax benefit recognized in 2011 or 2010.